Equity Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 14, 2009	Apr. 13, 2009	Apr. 30, 1999	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Percentage of common stock shares issued and outstanding			5.00%
Stock option expiration period				10 years
Percentage of the fair market value of the common stock on the grant date				100.00%
The weighted average fair value at the grant date of options granted (in dollars per share)				$ 14.41	$ 12.59	$ 11.29
The total intrinsic value of options exercised				$ 200	$ 62	$ 65
Total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans				$ 2,104
Weighted-average period for recognition of unrecognized costs				3 years 2 months 19 days
1999 Stock Option Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares authorized			200,000
Stock Option Plan expiration date		Apr. 13, 2009
Option outstanding (in shares)				2,133
Outstanding weighted-average exercise price (in dollars per share)				$ 26.81
2009 Stock Option Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares authorized				100,000
Stock Option Plan effective date	Apr. 14, 2009
Option outstanding (in shares)				27,069
Outstanding weighted-average exercise price (in dollars per share)				$ 31.78
Shares remaining available for issuance (in shares)				52,788
2016 Equity Incentive Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares authorized							750,000
Option outstanding (in shares)				128,220
Outstanding weighted-average exercise price (in dollars per share)				$ 41.25
Shares remaining available for issuance (in shares)				485,104
Stock Appreciation Rights (SARs) [Member] | 2016 Equity Incentive Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number				120,398
Share-based Compensation Arrangement by Share-based Payment Award, Instruments Other Than Options, Exercisable, Weighted Average Exercise Price				$ 41.00